Exhibit 99.2

Client Name:	Onslow
Client Project Name:	OBX 2020-INV1
Start - End Dates:	10/15/2019 - 10/23/2019
Deal Loan Count:	164

Conditions Report 2.0

Loans in Report:	164
Loans with Conditions:	89

39 - Total Active Conditions
39 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Income/Employment
38 - Compliance Review Scope
22 - Category: Compliance Manual
16 - Category: TILA
83 - Total Satisfied Conditions

45 - Credit Review Scope
5 - Category: Assets
4 - Category: Credit/Mtg History
12 - Category: DTI
14 - Category: Income/Employment
6 - Category: Insurance
1 - Category: Legal Documents
1 - Category: Re-Verifications
2 - Category: Terms/Guidelines
38 - Property Valuations Review Scope
36 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
0 - Total Waived Conditions

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